Loan Receivable (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 17, 2022	Dec. 31, 2020
Loan Receivable [Abstract]
Loan receivable		$ 644,990	$ 1,833,979	$ 1,290,000	$ 1,301,013
Number of shares issued		33,474,855	28,992,429	25,800,000
Par value per share				$ 0.08
Gain on settlement of loan receivable		$ 774,000	$ 0
Term of loan receivable	24 months
Loan receivable interest rate	8.00%
Advanced to Captiva		$ 33,887